Operating costs and other operating income - Summary of research and development expenditure (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income and expenses
Personnel costs	€ (165,239)	€ (161,509)	€ (118,875)
Subcontracting	(251,085)	(301,841)	(255,725)
Disposables and lab fees and premise costs	(24,025)	(22,349)	(19,573)
Depreciation	(17,518)	(11,707)	(9,330)
Professional fees	(15,862)	(12,692)	(1,834)
Other operating expenses	(17,978)	(13,570)	(14,754)
Total R&D expenses	€ (491,707)	€ (523,667)	€ (420,090)